Co-investment income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SubclassificationsOfAssetsLiabilitiesAndEquitiesAbstract [Abstract]
Co-investment income	$ 863	$ 1,404
Income attributable to non-controlling interest	4,898	(380)
Expense attributable to non-controlling interest	(4,898)	380
Total co-investment income	$ 863	$ 1,404